ACQUISITIONS - Business Combination common shares issued (Details)		12 Months Ended
	Dec. 09, 2020 D $ / shares shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Number of trading days | D	20
Number of days window by fifth anniversary of business combination | D	30
Tranche One
Business Acquisition [Line Items]
Trine Founder Shares	5,552,812
Vesting percentage	75.00%
Tranche Two
Business Acquisition [Line Items]
Trine Founder Shares	1,850,938
Vesting percentage	25.00%
Trine
Business Acquisition [Line Items]
BALANCE (in shares)	30,015,000
Less: redemption of Trine shares	(26,049)
Common stock of Trine	29,988,951
Trine Founder Shares	5,552,812	7,403,750
Trine Director Shares	100,000
Share price | $ / shares	$ 12.50
Shares issued in PIPE	27,497,500
Business Combination and PIPE financing shares	63,139,263
Legacy Desktop Metal shares (1)	161,487,334
BALANCE (in shares)	224,626,597